Average Annual Total Returns{- Fidelity SAI Total Bond Fund} - 08.31 Fidelity SAI Total Bond Fund PRO-04 - Fidelity SAI Total Bond Fund	Fidelity SAI Total Bond Fund Return Before Taxes Past 1 year	Fidelity SAI Total Bond Fund Return Before Taxes Since Inception		Fidelity SAI Total Bond Fund After Taxes on Distributions Past 1 year	Fidelity SAI Total Bond Fund After Taxes on Distributions Since Inception		Fidelity SAI Total Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Total Bond Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		LB091 Past 1 year	LB091 Since Inception
Total	9.05%	9.13%	[1]	6.68%	6.93%	[1]	5.65%	6.14%	[1]	7.51%	8.48%	[1]	7.58%	8.57%	[1]

[1]	(a)From October 25, 2018